Condensed Consolidated Statements of Equity - USD ($) $ in Millions	Total	Cumulative effect of change in accounting principle	Common Stock Class A	Common Stock Class B	Total Corebridge Shareholders' Equity	Total Corebridge Shareholders' Equity Cumulative effect of change in accounting principle	Total Corebridge Shareholders' Equity Common Stock Class B	Additional Paid-In Capital	Retained Earnings	Retained Earnings Common Stock Class B	Common Stock	Common Stock Common Stock Class A	Common Stock Common Stock Class B	Shareholders' Net Investment	Shareholders' Net Investment Cumulative effect of change in accounting principle	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative effect of change in accounting principle	Non- Redeemable Noncontrolling Interests
Balance, beginning of period at Dec. 31, 2019	$ 33,679	$ (246)			$ 31,805	$ (246)		$ 0	$ 0		$ 0	$ 5	$ 1	$ 22,470	$ (246)	$ 9,329		$ 1,874
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in net investment	(296)				(296)									(296)
Net income attributable to Corebridge or noncontrolling interests	866				642				642									224
Other comprehensive income (loss), net of tax	5,330				5,324											5,324		6
Changes in noncontrolling interests due to divestitures and acquisitions	633																	633
Contributions from noncontrolling interests	268																	268
Distributions to noncontrolling interests	(454)																	(454)
Other	1				3									3				(2)
Balance, end of period at Dec. 31, 2020	$ 39,781	$ (1,157)			37,232	$ (1,157)		0	0		0	5	1	22,573	$ 1,192	14,653	$ (2,349)	2,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2016-02 [Member]
Change in net investment	$ (13,004)				(13,004)									(13,004)
Net income attributable to Corebridge or noncontrolling interests	9,172				8,243				8,243									929
Other comprehensive income (loss), net of tax	(4,091)				(4,091)											(4,091)
Changes in noncontrolling interests due to divestitures and acquisitions	(373)																	(373)
Contributions from noncontrolling interests	264																	264
Distributions to noncontrolling interests	(1,611)							(8,054)	(10,937)					18,991				(1,611)
Other	8				7									(13)		(20)		1
Balance, end of period at Dec. 31, 2021	28,989				27,230			8,054	10,937		0	5	1	0		8,233		1,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Corebridge or noncontrolling interests	3,442				3,366				3,366									76
Other comprehensive income (loss), net of tax	(10,259)				(10,259)											(10,259)
Contributions from noncontrolling interests	14																	14
Distributions to noncontrolling interests	(280)		$ (5)								6		(1)					(280)
Other	(23)				(19)			(20)	1									(4)
Dividends on common stock				$ (290)			$ (290)			$ (290)
Balance, end of period at Mar. 31, 2022	21,593				20,028			8,034	14,014		6	0	0			(2,026)		1,565
Balance, beginning of period at Dec. 31, 2021	28,989				27,230			8,054	10,937		0	5	1	0		8,233		1,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Corebridge or noncontrolling interests	8,479				8,159				8,159									320
Other comprehensive income (loss), net of tax	(25,106)				(25,096)											(25,096)		(10)
Changes in noncontrolling interests due to divestitures and acquisitions	(104)																	(104)
Contributions from noncontrolling interests	155																	155
Distributions to noncontrolling interests	(1,181)										(6)	5	1					(1,181)
Other	37				(37)			(24)	(13)
Dividends on common stock				(876)			(876)			(876)
Balance, end of period at Dec. 31, 2022	10,319				9,380			8,030	18,207		6	0	0	$ 0		(16,863)		939
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Corebridge or noncontrolling interests	(453)				(459)				(459)									6
Other comprehensive income (loss), net of tax	2,805				2,796											2,796		9
Changes in noncontrolling interests due to divestitures and acquisitions	(19)																	(19)
Contributions from noncontrolling interests	25																	25
Distributions to noncontrolling interests	(50)																	(50)
Other	(13)				(13)			(6)	(7)
Dividends on common stock				$ (149)			$ (149)			$ (149)
Balance, end of period at Mar. 31, 2023	$ 12,465				$ 11,555			$ 8,024	$ 17,592		$ 6	$ 0	$ 0			$ (14,067)		$ 910